Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Service Agreements
Transactions
Sales of goods and services	€ 14,835	€ 4,954
Purchases of goods and services	65,444	67,661
Balances
Accounts receivable	88,092		€ 76,010
Accounts payable	16,484		11,599
Accrued expenses	6,885		5,368
Products
Transactions
Sales of goods and services	24,535	21,918
Purchases of goods and services	233,630	263,287
Balances
Accounts receivable	11,529		10,330
Accounts payable	63,986		62,939
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	60	155
Purchases of goods and services	17,334	13,958
Balances
Accounts receivable	53		251
Accounts payable	3,874		3,655
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	2,164	2,021
Purchases of goods and services	48,110	53,703
Balances
Accounts receivable	864		824
Accounts payable	12,610		7,944
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	24,535	21,918
Purchases of goods and services	13,769	20,139
Balances
Accounts receivable	11,529		10,330
Accounts payable	3,414		5,732
Equity method investees | Service Agreements
Transactions
Sales of goods and services	12,611	2,778
Balances
Accounts receivable	87,175		74,935
Equity method investees | Products
Transactions
Purchases of goods and services	219,861	€ 243,148
Balances
Accounts payable	€ 60,572		€ 57,207